Shareholder Report, Average Annual Return (Details) 190472_GuidePath Tactical Allocation Fund_Service Shares_TSR Annual {Service Shares}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Service Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GuidePath Tactical Allocation Fund Service Shares
Average Annual Return, Percent	7.34%	8.58%	8.26%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.80%	12.06%	14.16%
FTSE 3-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent	4.22%	3.49%	2.32%
S&P 500 Daily Risk Control 10% Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Daily Risk Control 10% Index
Average Annual Return, Percent	6.13%	8.15%	9.66%